Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
10.	Fair Value Measurements
The following tables present the fair value hierarchy for the Company’s assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of September 30, 2023
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$70,843	$70,843	$—	$—

Total assets	$70,843	$70,843	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$922	$—	$—	$922
Public Warrants	12,018	12,018	—	—
Revenue Interest Financing	36,600	—	—	36,600
PIPE Conversion Option	5,440	—	—	5,440
Earn-out Liability	28,710	—	—	28,710
Success Fee Derivative Liability	12	—	—	12

Total Liabilities	$83,702	$12,018	$—	$71,684

Fair Value Measurement as of December 31, 2022
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$4,925	$4,925	$—	$—

Total assets	$4,925	$4,925	$—	$—

Liabilities:
Series C Common Stock Warrant Liability	$340	$—	$—	$340
Series B Preferred Stock Warrant Liability	303	—	—	303
Series A-1 Preferred Stock Warrant Liability	82	—	—	82
Other Common Stock Warrant Liabilities	255	—	—	255
Series C Preferred Stock Warrant Liability	684	—	—	684
Derivative Liability— Success Fee	180	—	—	180
Series D-1 Preferred Stock Warrant Liability	707	—	—	707

Total Liabilities	$2,551	$—	$—	$2,551

Public Warrants
As a result of the Business Combination on August 1, 2023, the Company recorded a liability for Public Warrants to purchase the Company’s Common Stock. The Public Warrants are traded on the NYSE and are recorded at fair value using the closing price as September 30, 2023 of $0.91, which is a Level 1 input.

Legacy Allurion Warrants
The Company has classified the warrants within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. See table below for the assumptions used in the pricing model of the Legacy Allurion common stock warrants:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	September 30, 2023	4.61%	$6.73	$4.30	90%	7.50
Other Common Stock	September 30, 2023	4.71%	1.05	4.30	90%	3.94
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	September 30, 2023	4.60 - 4.61%	12.14	4.30	90%	7.50 - 8.96
Legacy Allu ri on Series A-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.42%	1.90	$6.75	69%	0.25
Legacy Allurion Series B Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.41%	2.38	6.91	65%	2.00
Legacy Allurion Series C Common Stock warrants (as converted to Rollover Warrants)	December 31, 2022	4.11%	0.01	4.54	63%	4.00
Legacy Allurion Series C Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.92%	6.58	7.24	63%	8.20
Other Common Stock Warrants	December 31, 2022	3.99%	1.02 - 1.10	4.54	63%	4.6 - 4.7
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.88 - 3.92%	11.87	11.31	63%	8.2 - 9.7
Expected dividend yield for all calculations is 0.00%.

The following table reconciles the changes in fair value for the three and nine months ended September 30, 2023 and 2022 of the warrant liabilities valued using Level 3 inputs:

	Preferred Stock Warrants (as converted to Common)	Common Stock Warrants	Total
Balance – June 30, 2022	$656	$198	$854
Fair value upon issuance	687	—	687
Change in fair value	(64)	(3)	(67)
Exercise of warrants	(3)	—	(3)

Balance – September 30, 2022	$1,276	$195	$1,471

Balance – June 30, 2023	$2,679	$1,351	$4,030
Change in fair value	(1,571)	(555)	(2,126)
Exercise of warrants	(53)	—	(53)
Derecognition of liability to equity	(340)	(589)	(929)

Balance – September 30, 2023	$715	$207	$922

Balance – January 1, 2022	$510	$231	$741
Fair value upon issuance	834	—	834
Change in fair value	(65)	(36)	(101)
Exercise of warrants	(3)	—	(3)

Balance – September 30, 2022	$1,276	$195	$1,471

Balance – January 1, 2023	$1,777	$596	$2,373
Change in fair value	(647)	200	(447)
Exercise of warrants	(75)	—	(75)
Derecognition of liability to equity	(340)	(589)	(929)

Balance – September 30, 2023	$715	$207	$922

2019 Term Loan Success Fee Derivative Liability
The derivative liability for the success fee associated with Legacy Allurion’s November 2019 loan and security agreement with Western Alliance Bank (the “2019 Term Loan” and such fee, the “Success Fee”) was recorded at fair value as of September 30, 2023 using the following assumptions: weighted-average probability for the likelihood of a change in control or liquidity event within four years from the initial valuation date of the derivative liability and a market-based discount rate that will increase or decrease each period based on changes in the probability in the future cash flows.
2023 Convertible Notes
The 2023 Convertible Notes were accounted for using the FVO election. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently re-measured
at estimated fair value on a recurring basis at each reporting period date. The fair value was measured as of August 1, 2023, just prior to the conversion of the notes, using the share price at conversion ($7.04 per share). Upon the conversion of the notes, the convertible note liability was derecognized.
PubCo Additional Shares Liability
The PubCo Additional Shares liability was initially recorded at fair value as of May 2, 2023 and revalued as of August 1, 2023, just prior to the close of the Business Combination, using the number of shares issued at the close of the Business Combination of 387,696 and estimated price of shares at settlement of $7.04. Upon the issuance of shares, the PubCo Additional Shares liability was derecognized.

Base PubCo Shares and Backstop Shares Liability
The Base PubCo Shares and Backstop Shares liability was initially recorded at fair value as of May 2, 2023 and revalued as of August 1, 2023, just prior to the close of the Business Combination, using the number of shares for each Backstop Purchaser at the close of the Business Combination of 950,000 and estimated price of shares at settlement of $7.04. Upon the issuance of shares, the Base PubCo Shares and Backstop Shares liability was derecognized.
Revenue Interest Financing and PIPE Conversion Option
The Revenue Interest Financing was accounted for using the FVO election. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The fair value of the Revenue Interest Financing was remeasured as of September 30, 2023 using a discounted cash flow (“DCF”) method under the income approach utilizing future revenue projections and a discount rate of 25.6%.
The fair value of the PIPE Conversion Option was accounted for as a derivative under ASC 815. The instrument is measured using a Monte Carlo Simulation Method using the number of shares convertible of 1,065,341 and the following assumptions:

September 30, 2023
Stock Price	4.30
Risk-free interest rate	5.1%
Expected term (in years)	1.8
Expected volatility	90.0%
Earn-Out
Liability
Upon the closing of the Business Combination, the
Earn-Out
Shares were accounted for as a liability because the triggering events that determine the number of shares to be earned included events that were not indexed to Allurion Common Stock, with the change in fair value recognized in Change in the estimated fair value of earn-out
liabilities in the consolidated statement of operations.
The estimated fair value of the
earn-out
shares was determined using a Monte Carlo Simulation Method using the following assumptions at the valuation date:

September 30, 2023
Stock Price	4.30
Risk-free interest rate	4.6%
Expected term (in years)	4.8
Expected volatility	84.0%

The changes in the fair values of the success fee derivative liability, 2023 Convertible Notes, PubCo Additional Shares liability, Base PubCo Shares and Backstop Shares liability, Revenue Interest Financing, PIPE Conversion Option and
Earn-out
liability categorized with Level 3 inputs for the three and nine months ended September 30, 2023 and 2022 were as follows:

	Success Fee Derivative Liability	2023 Convertible Notes	PubCo Share Liability	Base PubCo & Backstop Share Liability	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Total
Balance – June 30, 2022	$159	$—	$—	$—	$—	$—	$—	$159
Change in fair value	14	—	—	—	—	—	—	14

Balance – September 30, 2022	$173	$—	$—	$—	$—	$—	$—	$173

Balance – June 30, 2023	$213	$16,793	$3,327	$3,305	$—	$—	$—	$23,638

Fair value upon issuance	—	9,150	—	—	40,000	3,340	53,040	105,530

Change in fair value	(201)	6,008	(599)	10,065	(3,400)	2,100	(24,330)	(10,357)

Repayments of debt	—	(10,250)	—	—	—	—	—	(10,250)

Derecognition of liability to equity	—	(21,701)	(2,728)	(13,370)	—	—	—	(37,799)

Balance – September 30, 2023	$12	$—	$—	$—	$36,600	$5,440	$28,710	70,762

	Success Fee Derivative Liability	2023 Convertible Notes	PubCo Share Liability	Base PubCo & Backstop Share Liability	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Total
Balance – January 1, 2022	$159	$—	$—	$—	$—	$—	$—	$159
Change in fair value	14	—	—	—	—	—	—	14

Balance – September 30, 2022	$173	$—	$—	$—	$—	$—	$—	$173

Balance – January 1, 2023	$178	$—	$—	$—	$—	$—	$—	$178

Fair value upon issuance	—	$28,700	3,370	3,264	40,000	3,340	53,040	131,714

Change in fair value	(166)	3,751	(642)	10,106	(3,400)	2,100	(24,330)	(12,581)

Repayments of debt	—	(10,750)	—	—	—	—	—	(10,750)

Derecognition of liability to equity	—	(21,701)	(2,728)	(13,370)	—	—	—	(37,799)

Balance – September 30, 2023	$12	$—	$—	$—	$36,600	$5,440	$28,710	$70,762

The change in fair value of the success fee derivative liabilities, 2023 Convertible Notes, PubCo Additional Shares liability, Base PubCo Shares and Backstop Shares liability, Revenue Interest Financing, PIPE Conversion Option, and
Earn-Out
liability at each period is recorded as a component of Other (expense) income in the condensed consolidated statements of operations and comprehensive loss.

8.	Fair Value Measurements
The following tables present the fair value hierarchy for its assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of December 31, 2022
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$4,925	$4,925	$—	$—

Total assets	$4,925	$4,925	$—	$—

Liabilities:
Series C Common Stock Warrant Liability	$340	$—	$—	$340
Series B Preferred Stock Warrant Liability	303	—	—	303
Series A-1 Preferred Stock Warrant Liability	82	—	—	82
Other Common Stock Warrant Liabilities	255	—	—	255
Series C Preferred Stock Warrant Liability	684	—	—	684
Derivative Liability—Success Fee	180	—	—	180
Series D-1 Preferred Stock Warrant Liability	707	—	—	707

Total Liabilities	$2,551	$—	$—	$2,551

Fair Value Measurement as of December 31, 2021
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$17,497	$17,497	$—	$—

Total assets	$17,497	$17,497	$—	$—

Liabilities:
Series C Common Stock Warrant Liability	$137	$—	$—	$137
Series B Preferred Stock Warrant Liability	125	—	—	125
Series A-1 Preferred Stock Warrant Liability	30	—	—	30
MLSC Warrant Liability	29	—	—	29
Other Common Stock Warrant Liabilities	94	—	—	94
Series C Preferred Stock Warrant Liability	326	—	—	326
Derivative Liability—Success Fee	159	—	—	159

Total Liabilities	$900	$—	$—	$900

The
Company has classified the warrants within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (level 3) inputs. See table below for the assumptions used in the pricing model:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Series A-1 Preferred Stock warrants	December 31, 2022	4.42%	$1.90	$6.75	69%	0.25
Series B Preferred Stock warrants	December 31, 2022	4.41%	2.38	6.91	65%	2.00
Series C Common Stock warrants	December 31, 2022	4.11%	0.01	4.54	63%	4.00
Series C Preferred Stock warrants	December 31, 2022	3.92%	6.58	7.24	63%	8.20
Other Common Stock	December 31, 2022	3.99%	1.02 -1.10	4.54	63%	4.6-4.7
Series D-1 Preferred Stock warrants	December 31, 2022	3.88-3.92%	11.87	11.31	63%	8.2-9.7

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
MLSC warrants	December 31, 2021	0.39%	$1.90	$3.43	56%	1.00
Series A-1 Preferred Stock warrants	December 31, 2021	0.56%	1.90	2.08	60%	1.30
Series B Preferred Stock warrants	December 31, 2021	1.12%	2.38	3.69	59%	3.00
Series C Common Stock warrants	December 31, 2021	1.26%	0.01	1.83	59%	5.00
Series C Preferred Stock warrants	December 31, 2021	1.52%	6.58	4.21	60%	9.20
Other Common Stock	December 31, 2021	1.31%	1.02 -1.10	1.83	60%	5.6 - 5.7
Expected dividend yield for all calculations is 0.00%.
2019 Term Loan Success Fee Derivative Liability
The derivative liability for the Success Fee associated with the 2019 Term Loan was recorded at fair value at December 31, 2022 using the following assumptions: weighted-average probability of 70% for the likelihood of a change in control or liquidity event within four years from the initial valuation date of the derivative liability; 30% that no change in control or liquidity event occurs prior to the expiration of the Success Fee period; and a market-based discount rate that will increase or decrease each period based on changes in the probability in the future cash flows.

The
changes in the fair values of the warrant and derivative liabilities categorized with Level 3 inputs were as follows:

	MLSC Warrants	Preferred Stock Warrants	Common Stock Warrants	Convertible Debt Derivative Liability	Success Fee Derivative Liability	Total
Balance - January 1, 2021	$15	$84	$106	$6,484	$122	$6,811
Fair value upon issuance	—	333	—	121	—	454
Change in fair value	14	64	157	—	37	272
Exercise of warrants	—	—	(32)	—	—	(32)
Conversion of Convertible Debt	—	—	—	(6,605)	—	(6,605)

Balance - December 31, 2021	29	481	231	—	159	900
Fair value upon issuance	—	834	—	—	—	834
Change in fair value	(9)	465	365	—	19	840
Exercise of warrants	(20)	(3)	—	—	—	(23)

Balance - December 31, 2022	$—	$1,777	$596	$—	$178	$2,551

The change in fair value of the warrants and derivative liabilities at each period is recorded as a component of other income or other expense in the consolidated statements of operations and comprehensive loss.